Financial Instruments	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Financial Instruments

Note 6 - Financial Instruments

(1) Fair value

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade and other receivables, bank deposits, trade and other payables are the same as or approximate to their fair value.

(2) Level 3 financial instruments carried at fair value

The table hereunder presents a reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy:

Financial liabilities- derivatives measured at fair value through profit or loss Thousands USD
Balance as of January 1, 2019	--
Issuances	10,201
Exercises	(81)
Total gains recognized in profit or loss (*)	(7,316)
Balance as of June 30, 2019	2,804

(*)	Under financing income and expenses.

(3) Details regarding fair value measurements at Level 3

Issuance of rights to purchase and warrants

The fair value of the rights to purchase and warrants as at their issuance date and as at June 30, 2019 was determined by using the Black-Scholes model.

The assumptions used to calculate the fair value of the rights to purchase and warrants as at their issuance date and as at June 30, 2019 were as follows:

February 2019
	(Issuance date)	June 30, 2019
ADS price (in US$)	0.87	0.48
Exercise price (in US$- rights to purchase-warrants)	0.75-0.8625	0.75-0.8625
Expected term (in years- rights to purchase-warrants)	0.5-5	0.1-4.6
Expected volatility (rights to purchase-warrants)	63.1-62.4%	57.1-61.7%
Risk-free interest rate (rights to purchase-warrants)	2.51-2.55%	1.97-1.80%
Dividend yield	0%	0%

Fair value sensitivity analysis of level 3 financial instruments carried at fair value

As regards fair value measurements classified in level 3 of the fair value hierarchy, a reasonably possible change in one unobservable inputs would have increased (decreased) profit or loss as follows:

	June 30, 2019
	Increase	Decrease
	Profit or loss
	Thousands USD
Change in volatility of 5%	(315)	321
Change in volatility of 10%	(622)	647